CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Loans acquired	[1]	$ 1,931,026	$ 1,216,419
Shares repurchased under the share repurchase program, value	[2]	97,396	32,648
Stock Repurchase Authorization
Shares repurchased under the share repurchase program, value		93,500	$ 28,400
GE Capital
Loans acquired		$ 537,400

[1]	2016 includes $537.4 million UPB of loans acquired from GE Capital.
[2]	2016 and 2015 include $93.5 million and $28.4 million, respectively, repurchased under share repurchase programs.